Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management [Line Items]
Exposure to currency risk

The Group’s exposure to foreign currency risk for major foreign currencies based on notional amounts as of December 31, 2023 and 2024 is as follows:

(In millions)	Net exposure
	December 31, 2023	December 31, 2024
USD	(859)	(215)
JPY	(23,398)	(13,932)
CNY	(19,043)	(26,923)
VND	(1,796,335)	(1,485,175)

Average Exchange Rates Applied during Reporting Periods

Average exchange rates applied for the years ended December 31, 2022, 2023 and 2024 and the exchange rates as of December 31, 2023 and 2024 are as follows:

(In won)
	Average rate (year-to-date)				Reporting date spot rate
	2022		2023	2024	December 31, 2023	December 31, 2024
USD	₩	1,291.15	1,306.12	1,363.09	1,289.40	1,470.00
JPY		9.85	9.32	9.01	9.13	9.36
CNY		191.60	184.28	189.13	180.84	201.27
VND		0.0551	0.0548	0.0544	0.0532	0.0577

Derivative Instruments to Hedge Change of Fair Value Due to Foreign Currency Exchange rate Changes

Hedging instrument	Contractor	Contract amount (In millions)	Contract exchange rate	Maturity date	Change in value (In millions of won)	Ineffective portion of risk hedging (In millions of won)
Forward	Standard Chartered Bank Korea Limited and others	USD 750	1,289.11 ~ 1,310.08	2025.01 ~ 2026.01	155,149	19,699

Interest Rate Risk

The interest rate profile of the Group’s interest-bearing financial instruments as of December 31, 2023 and 2024 is as follows:

(In millions of won)
	December 31, 2023		December 31, 2024
Fixed rate instruments
Financial assets	₩	3,163,490	2,023,710
Financial liabilities		(6,333,238)	(4,722,962)
Total	₩	(3,169,748)	(2,699,252)
Variable rate instruments
Financial liabilities	₩	(10,195,891)	(9,827,152)

Maximum Exposure to Credit Risk of Financial Assets

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as of December 31, 2023 and 2024 is as follows:

(In millions of won)
	December 31, 2023		December 31, 2024
Financial assets carried at amortized cost
Cash equivalents	₩	2,257,519	2,021,640
Deposits in banks		905,982	611
Trade accounts and notes receivable, net(*)		3,218,093	3,624,477
Non-trade receivables		112,739	227,477
Accrued income		14,246	22,552
Deposits		18,378	16,747
Loans		59,884	37,143
Subtotal		6,586,841	5,950,647
Other financial assets
Lease receivables		4,130	10,063
Subtotal	₩	4,130	10,063
Financial assets at fair value through profit or loss
Convertible securities	₩	3,127	1,470
Derivatives		169,703	256,251
Subtotal	₩	172,830	257,721
Financial assets effective for fair value hedging
Derivatives		—	119,098
Total	₩	6,763,801	6,337,529

(*) As of December 31, 2024, it includes financial assets amounting to ~~W~~1,123,869 million held under the business model to achieve the purpose through the receipt of contractual cash flows and the sale of financial assets are included.

Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments

The following are the contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2023 and 2024.

			2023
(In millions of won)			Contractual cash flows in
	Carrying amount		Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	₩	15,040,986	16,309,036	3,534,173	1,900,982	6,231,118	4,397,095	245,668
Bonds		1,488,143	1,597,741	111,169	319,011	642,996	524,565	—
Trade accounts and notes payable(*)		4,175,064	4,175,064	3,969,497	205,567	—	—	—
Other accounts payable(*)		2,918,903	2,921,719	2,688,979	232,740	—	—	—
Long-term other accounts payable		357,907	413,255	—	—	129,587	175,358	108,310
Security deposits received		153,370	190,329	3,120	4,597	1,047	181,565	—
Lease liabilities		73,364	77,246	29,980	21,335	11,848	11,461	2,622
Derivative financial liabilities
Derivatives	₩	63,526	45,705	18,781	3,988	12,474	10,462	—
Cash outflow		—	1,385,858	657,325	47,527	510,676	170,330	—
Cash inflow		—	(1,340,153)	(638,544)	(43,539)	(498,202)	(159,868)	—
Fair value hedging derivatives		36,052	36,052	1,514	5,878	20,282	8,378	—
Total	₩	24,307,315	25,766,147	10,357,213	2,694,098	7,049,352	5,308,884	356,600

(*) As of December 31, 2023, it includes ~~W~~1,092,180 million of payable to credit card companies for utility expenses and others paid using business credit card for purchases. The Group presented the payable to credit card companies as other accounts payable and disclosed related cash flows as operating and investing activities since the Group is using the business credit card for purchases through agreements with suppliers for transactions arising from purchasing of goods and services, the payment term is within a year from the purchase, as part of the normal operating cycle, and no collateral is provided.

25.
Financial Risk Management, Continued

			2024
(In millions of won)			Contractual cash flows in
	Carrying amount		Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	₩	13,412,275	14,453,995	3,730,807	2,609,727	3,941,215	4,146,933	25,313
Bonds		1,137,839	1,185,892	631,539	11,638	416,573	126,142	—
Trade accounts and notes payable(*)		4,156,149	4,156,149	3,884,788	271,361	—	—	—
Other accounts payable(*)		1,720,670	1,723,867	1,404,896	318,971	—	—	—
Long-term other accounts payable		279,774	323,400	—	—	69,090	192,570	61,740
Security deposits received		160,713	189,214	—	808	6,841	181,565	—
Lease liabilities		57,975	60,653	23,948	12,681	13,889	9,423	712
Derivative financial liabilities
Derivatives	₩	10,768	11,184	930	3,447	4,495	2,312	—
Cash outflow		—	75,016	21,402	20,467	22,342	10,805	—
Cash inflow		—	(63,832)	(20,472)	(17,020)	(17,847)	(8,493)	—
Total	₩	20,936,163	22,104,354	9,676,908	3,228,633	4,452,103	4,658,945	87,765

(*) As of December 31, 2024, it includes ~~W~~1,187,450 million of payable to credit card companies for utility expenses and others paid using business credit card for purchases. The Group presented the payable to credit card companies as trade account notes payables and other accounts payable and disclosed related cash flows as operating and investing activities since the Group is using the business credit card for purchases through agreements with suppliers for transactions arising from purchasing of goods and services, the payment term is within a year from the purchase, as part of the normal operating cycle, and no collateral is provided.

Summary of Capital Management

(In millions of won)
	December 31, 2023		December 31, 2024
Total liabilities	₩	26,988,754	24,786,759
Total equity		8,770,544	8,072,807
Cash and deposits in banks (*1)		3,163,493	2,022,240
Borrowings (including bonds)		16,529,129	14,550,114
Total liabilities to equity ratio		308%	307%
Net borrowings to equity ratio (*2)		152%	155%

(*1) Cash and deposits in banks consist of cash and cash equivalents and current deposits in banks.

(*2) Net borrowings to equity ratio is calculated by dividing total borrowings (including bonds and excluding lease liabilities and others) less cash and current deposits in banks by total equity.

Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Consolidated Statement of Financial Position
(ii)
Fair values versus carrying amounts

The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statements of financial position as of December 31, 2023 and 2024 are as follows:

25.
Financial Risk Management, Continued

(In millions of won)	December 31, 2023			December 31, 2024
	Carrying amounts		Fair values	Carrying amounts	Fair values
Financial assets carried at amortized cost
Cash and cash equivalents	₩	2,257,522	(*1)	2,021,640	(*1)
Deposits in banks		905,982	(*1)	611	(*1)
Trade accounts and notes receivable (*3)		3,218,093	(*1)	3,624,477	(*1)
Non-trade receivables		112,739	(*1)	227,477	(*1)
Accrued income		14,246	(*1)	22,552	(*1)
Deposits		18,378	(*1)	16,747	(*1)
Loans		59,884	(*1)	37,143	(*1)
Financial assets at fair value through profit or loss
Equity instruments	₩	87,027	87,027	120,501	120,501
Convertible securities		3,127	3,127	1,470	1,470
Derivatives		169,703	169,703	256,251	256,251
Financial assets effective for fair value hedging
Derivatives		—	—	119,098	119,098
Other Financial assets
Lease receivables		4,130	(*1)	10,063	(*1)
Financial liabilities carried at amortized cost
Borrowings	₩	15,040,986	15,101,258	13,412,275	13,482,726
Bonds		1,488,143	1,479,725	1,137,839	1,142,725
Trade accounts and notes payable		4,175,064	(*1)	4,156,149	(*1)
Other accounts payable		3,276,810	(*1)	2,000,444	(*1)
Security deposits received		153,370	(*1)	160,713	(*1)
Financial liabilities at fair value through profit or loss
Derivatives		63,526	63,526	10,768	10,768
Financial liabilities effective for fair value hedging
Derivatives		36,052	36,052	—	—
Other Financial liabilities
Lease liabilities		73,364	(*2)	57,975	(*2)

(*1) Excluded from disclosures as the carrying amount approximates fair value.

(*2) Excluded from the fair value disclosures in accordance with IFRS 7 ‘Financial Instruments: Disclosures’.

(*3) As of December 31, 2024, it includes financial assets amounting to ~~W~~1,123,869 million held under the business model to achieve the purpose through the receipt of contractual cash flows and the sale of financial assets are included.

Fair Value Hierarchy Classifications of the Financial Instruments that are Measured at Fair Value

Fair value hierarchy classifications of the financial instruments that are measured at fair value as of December 31, 2023 and 2024 are as follows:

(In millions of won)	December 31, 2023
Classification	Level 1		Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Equity securities	₩	—	—	87,027	87,027
Convertible securities		—	—	3,127	3,127
Derivatives		—	169,703	—	169,703
Financial liabilities at fair value through profit or loss
Derivatives	₩	—	63,526	—	63,526
Financial liabilities effective for fair value hedging
Derivatives	₩	—	36,052	—	36,052

	December 31, 2024
(In millions of won)
Classification	Level 1		Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Equity securities	₩	18,958	—	101,543	120,501
Convertible securities		—	—	1,470	1,470
Derivatives		—	256,251	—	256,251
Financial assets effective for fair value hedging
Derivatives	₩	—	119,098		119,098
Financial liabilities at fair value through profit or loss
Derivatives	₩	—	10,768	—	10,768

Fair Value Hierarchy Classifications,Valuation Techniques and Inputs of Financial Instruments Measured at Fair Value

The valuation techniques and inputs for assets and liabilities measured at fair value those are classified as Level 2 and Level 3 within the fair value hierarchy as of December 31, 2023 and 2024 are as follows:

(In millions of won)	December 31, 2023			December 31, 2024
Classification	Level 2		Level 3	Level 2	Level 3	Valuation technique	Input
Financial assets at fair value through profit or loss
Equity securities	₩	—	87,027	—	101,543	Net asset value method and Comparable company analysis	Price to book value ratio
Convertible securities		—	3,127	—	1,470	Blended discount model and binominal option pricing model	Discount rate, stock price and volatility
Derivatives		169,703	—	256,251	—	Discounted cash flow	Discount rate and Exchange rate
Financial assets effective for fair value hedging
Derivatives	₩	—	—	119,098	—	Discounted cash flow	Discount rate and Exchange rate
Financial liabilities at fair value through profit or loss
Derivatives	₩	63,526	—	10,768	—	Discounted cash flow	Discount rate and Exchange rate
Financial liabilities effective for fair value hedging
Derivatives	₩	36,052	—	—	—	Discounted cash flow	Discount rate and Exchange rate

Fair Value Hierarchy Classifications, Valuation Technique and Inputs for Fair Value Measurements of Financial Instruments not Measured at Fair Value

Fair value hierarchy classifications, valuation technique and inputs for fair value measurements of the financial instruments not measured at fair value but for which the fair value is disclosed as of December 31, 2023 and 2024 are as follows:

(In millions of won)	December 31, 2023
Classification	Level 1		Level 2	Level 3	Valuation technique	Input
Liabilities
Borrowings	₩	—	—	15,101,258	Discounted cash flow	Discount rate
Bonds		—	—	1,479,725	Discounted cash flow	Discount rate

(In millions of won)	December 31, 2024
Classification	Level 1		Level 2	Level 3	Valuation technique	Input
Liabilities
Borrowings	₩	—	—	13,482,726	Discounted cash flow	Discount rate
Bonds		—	—	1,142,725	Discounted cash flow	Discount rate

iv)
The interest rates applied for determination of the above fair value as of December 31, 2023 and 2024 are as follows:

	December 31, 2023	December 31, 2024
Borrowings, bonds and others	4.60%~5.02%	3.70%~3.96%

Changes in Financial Assets Classified as Level 3 of Fair Value Measurements
v)
There is no transfer between Level 1, Level 2 and Level 3 for the years ended December 31, 2023 and 2024, and the changes in financial assets classified as Level 3 of fair value measurements for the years ended December 31, 2023 and 2024 are as follows:

(In millions of won)
Classification	January 1, 2023		Acquisition	Disposal	Valuation	Changes in Foreign Exchange Rates	December 31, 2023
Equity securities	₩	96,064	3,286	(414)	(13,315)	1,406	87,027
Convertible securities		1,797	1,329	—	41	(40)	3,127

(In millions of won)
Classification	January 1, 2024		Acquisition	Disposal	Valuation	Changes in Foreign Exchange Rates	December 31, 2024
Equity securities	₩	87,027	5,470	(128)	(2,809)	11,983	101,543
Convertible securities		3,127	—	(1,838)	—	181	1,470

Net Gains and Losses by Category of Financial Instruments

The net gains and losses by category of financial instruments for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022
	Financial assets at amortized cost		Financial liabilities at amortized cost	Financial assets at FVTPL	Financial liabilities at FVTPL	Derivatives (*)	Total
Interest income	₩	85,624	—	—	—	—	85,624
Interest expense		—	(403,415)	—	(11,106)	—	(414,521)
Foreign currency differences		1,061,416	(946,650)	—	(105,492)	—	9,274
Reversal of bad debt expense		569	—	—	—	—	569
Gain or loss on disposal		(37,087)	—	171	(2,672)	—	(39,588)
Gain or loss on valuation		—	—	6,473	220,240	—	226,713
Gain or loss on derivative		—	—	—	—	177,130	177,130
Others		—	—	—	(43)	—	(43)
Total	₩	1,110,522	(1,350,065)	6,644	100,927	177,130	45,158

(*) Derivatives exclude cash flow hedging derivatives.

25.
Financial Risk Management, Continued

(In millions of won)
	2023
	Financial assets at amortized cost		Financial liabilities at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Derivatives	Others	Total
Interest income	₩	134,388	—	—	—	—	276	134,664
Interest expense		—	(720,086)	—	—	—	(3,343)	(723,429)
Foreign currency differences		108,546	(176,376)	—	—	(36,052)	—	(103,882)
Reversal of bad debt expense		181	—	—	—	—	—	181
Gain or loss on disposal		(48,600)	—	132	(329)	—	—	(48,797)
Gain or loss on valuation		—	—	(13,274)	—	—	—	(13,274)
Gain or loss on repayment		—	(167)	—	—	—	—	(167)
Gain or loss on derivatives		—	—	—	—	102,116	—	102,116
Total	₩	194,515	(896,629)	(13,142)	(329)	66,064	(3,067)	(652,588)

(In millions of won)
	2024
	Financial assets at amortized cost		Financial liabilities at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Derivatives	Others	Total
Interest income	₩	87,510	—	—	—	—	182	87,692
Interest expense		—	(906,766)	—	—	—	(2,874)	(909,640)
Foreign currency differences		1,189,874	(2,238,150)	—	—	190,906	—	(857,370)
Bad debt expense		(689)	—	—	—	—	—	(689)
Gain or loss on disposal		(7,708)	—	(109)	(18,470)	—	—	(26,287)
Gain or loss on valuation		—	—	(8,590)	—	—	—	(8,590)
Gain or loss on repayment		—	(678)	—	—	—	—	(678)
Gain or loss on derivatives		—	—	—	—	413,480	—	413,480
Total	₩	1,268,987	(3,145,594)	(8,699)	(18,470)	604,386	(2,692)	(1,302,082)

Currency risk [member]
Financial Risk Management [Line Items]
Sensitivity Analysis for Each Type of Market Risk

A weaker won, as indicated below, against the following currencies which comprise the Group’s assets or liabilities denominated in a foreign currency as of December 31, 2023 and 2024 would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considers to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables, in particular interest rates, would remain constant. The changes in equity and profit or loss would have been as follows:

(In millions of won)
	December 31, 2023			December 31, 2024
	Equity		Profit or loss	Equity	Profit or loss
USD (5 percent weakening)	₩	(68,615)	44,361	(7,533)	(27,651)
JPY (5 percent weakening)		(8,160)	(8,480)	(5,001)	(5,123)
CNY (5 percent weakening)		(172,198)	(2)	(270,943)	(1)
VND (5 percent weakening)		(3,683)	(3,683)	(3,303)	(3,303)

Interest rate risk [Member]
Financial Risk Management [Line Items]
Sensitivity Analysis for Each Type of variable rate instruments

(In millions of won)
	Equity			Profit or loss
	1%p increase		1%p decrease	1%p increase	1%p decrease
December 31, 2023
Variable rate instruments (*)	₩	(78,590)	78,590	(78,590)	78,590
December 31, 2024
Variable rate instruments (*)	₩	(75,758)	75,758	(75,758)	75,758

(*) Included financial instruments for which interest rate swap contracts, not designated as hedging instruments, were entered into.